Schedule of changes in other capital reserves (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Disclosure of reserves within equity [line items]
Balance		₨ 7,904,834	₨ 7,760,272
Balance	$ 88,079	8,264,455	7,904,834
Capital reserve [member]
Disclosure of reserves within equity [line items]
Balance		412,232	378,693
Share-based payments expense during the year		277,648	123,811
Exercised during the year		(254,506)	(90,272)
Forfeited during the year
Expired during the year
Vested PSUs net settled for employee’s tax obligation		(64,395)
Balance		370,979	412,232
Capital reserve [member] | Reserve of share-based payments [member]
Disclosure of reserves within equity [line items]
Balance		388,633	355,094
Share-based payments expense during the year		277,648	123,811
Exercised during the year		(254,506)	(90,272)
Forfeited during the year
Expired during the year
Vested PSUs net settled for employee’s tax obligation		(64,395)
Balance		347,380	388,633
Capital reserve [member] | Reserve of gains and losses from investments in equity instruments [member]
Disclosure of reserves within equity [line items]
Balance		341	341
Share-based payments expense during the year
Exercised during the year
Forfeited during the year
Expired during the year
Balance		341	341
Capital reserve [member] | Reserve On Expiry Of Warrant [Member]
Disclosure of reserves within equity [line items]
Balance		23,258	23,258
Share-based payments expense during the year
Exercised during the year
Forfeited during the year
Expired during the year
Balance		₨ 23,258	₨ 23,258